SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial statement balances and amounts of the VIEs and their subsidiaries

	As of December 31,
	2022	2023
Assets
Current assets
Cash	2,326,332	2,451,473
Restricted cash	—	1,345
Accounts receivable, net of allowance for credit losses	2,371,362	2,458,297
VAT recoverable	79,163	134,595
Prepaid expenses	76,557	36,777
Other current assets	126,385	108,015
Total current assets	4,979,799	5,190,502

Property and equipment, net	2,441,858	2,030,013
Intangible assets, net	124,691	66,474
Operating lease right-of-use assets	186,795	152,689
Deferred tax assets	38,348	61,549
Restricted cash	32,621	29,680
VAT recoverable	26,087	29,280
Other non-current assets	148,787	144,599
Total assets	7,978,986	7,704,786

Liabilities
Current liabilities
Short-term borrowings and current portion of long-term borrowings	258,200	435,767
Accounts payable	493,332	536,177
Accrued expenses and other payables	235,388	189,245
Deferred revenue	151,050	108,496
Operating lease liabilities, current	41,898	40,267
Finance lease and other financing obligations, current	33,398	39,117
Total current third-party liabilities	1,213,266	1,349,069

Long-term borrowings, excluding current portion	721,387	542,023
Operating lease liabilities, non-current	134,684	99,806
Finance lease and other financing obligations, non-current	931,580	894,318
Deferred tax liabilities	69,831	44,490
Other long-term liabilities	52,222	52,478
Total third-party liabilities	3,122,970	2,982,184
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	4,302,245	4,176,728
Total liabilities	7,425,215	7,158,912

Schedule of net revenue, net income and cash flow of VIEs

	Years ended December 31,
	2021	2022	2023

Net revenue	7,516,345	8,958,853	9,489,505
Net income (loss)	112,257	223,925	(7,897)
Net cash provided by operating activities	744,493	1,533,548	235,448
Net cash used in investing activities	(205,041)	(143,796)	(86,336)
Net cash used in financing activities	(561,101)	(369,324)	(25,567)

Schedule of estimated useful lives of self-owned property and equipment

Buildings	30 years
Data center equipment
– Machinery	10 - 20 years
– Other equipment	3 - 5 years
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Schedule of asset retirement obligations

Asset retirement obligations as of January 1, 2021	76,909
Additions	22,745
Accretion expense	6,227
Settlement	(998)
Asset retirement obligations as of December 31, 2021	104,883
Additions	4,382
Accretion expense	6,366
Foreign exchange impact	158
Settlement	(3,978)
Asset retirement obligations as of December 31, 2022	111,811
Additions	602
Accretion expense	6,805
Foreign exchange impact	32
Derecognition upon disposal of a subsidiary	(1,360)
Revision in estimated cash flows as result of lease contracts modifications	(9,258)
Settlement	(2,103)
Asset retirement obligations as of December 31, 2023	106,529

Schedule of weighted-average amortization period of acquired intangible assets

Customer contracts	5-15 years
Licenses	20 years
Software	5 years

Schedule of deferred government grants

	As of December 31,
	2022	2023

Accrued expenses and other payables	—	13
Other long-term liabilities	30,741	78,494
Deduction of property and equipment, net	7,299	8,658

Schedule of government subsidies

	Years ended December 31,
	2021	2022	2023

Reduction of cost of revenue	—	521	1,262
Reduction of general and administrative expenses	2,629	—	—
Reduction of interest expenses	—	—	4,310
Government grants	88,209	95,581	84,511

Total	90,838	96,102	90,083

Schedule of reconciliation of total interest costs to "Interest expenses" as reported in the consolidated statements of operations

	Years ended December 31,
	2021	2022	2023

Total interest costs	1,805,434	2,084,565	2,374,570
Less: interest costs capitalized	(150,697)	(196,678)	(337,591)

Interest expenses	1,654,737	1,887,887	2,036,979

Schedule of cash and restricted cash deposited in major financial institutions located in PRC, Hong Kong SAR, US and Singapore

As of December 31, 2023, the Company’s cash and restricted cash were deposited in major financial institutions located in PRC, Hong Kong SAR, Singapore, Macau SAR, US, Malaysia and Indonesia and were denominated in the following currencies:

In thousands	RMB	USD	HKD	JPY	EUR	SGD	MYR	IDR
In PRC	6,922,573	38,502	—	—	—	—	—	—
In Hong Kong SAR	90,741	10,173	113,160	20,542	146	—	—	—
In Singapore	618	8,886	18	—	—	9,132	—	—
In Macau SAR	—	—	31,323	—	—	—	—	—
In US	—	9	—	—	—	—	—	—
In Malaysia	—	22,643	—	—	—	—	47,682	—
In Indonesia	—	4,976	—	—	—	—	—	97,388,479

Total in original currency	7,013,932	85,189	144,501	20,542	146	9,132	47,682	97,388,479
RMB equivalent	7,013,932	603,370	130,946	1,031	1,150	49,105	73,502	44,896